INVESTMENTS IN CONSUMER LOAN EQUITY METHOD INVESTEES	9 Months Ended
Sep. 30, 2013
Investments In Consumer Loan Equity Method Investees
INVESTMENTS IN CONSUMER LOAN EQUITY METHOD INVESTEES

7. INVESTMENTS IN CONSUMER LOAN EQUITY METHOD INVESTEES

On April 1, 2013, New Residential completed, through newly formed limited liability companies (together, the “Consumer Loan Companies”) a co-investment in a portfolio of consumer loans with a UPB of approximately $4.2 billion as of December 31, 2012. The portfolio includes over 400,000 personal unsecured loans and personal homeowner loans originated through subsidiaries of HSBC Finance Corporation. The Consumer Loan Companies acquired the portfolio from HSBC Finance Corporation and its affiliates. New Residential invested approximately $250 million for 30% membership interests in each of the Consumer Loan Companies. Of the remaining 70% of the membership interests, Springleaf Finance, Inc. (“Springleaf”), which is majority-owned by Fortress funds managed by our Manager, acquired 47% and an affiliate of Blackstone Tactical Opportunities Advisors L.L.C. acquired 23%. Springleaf acts as the managing member of the Consumer Loan Companies. The Consumer Loan Companies initially financed $2.2 billion of the approximately $3.0 billion purchase price with asset-backed notes. In September 2013, the Consumer Loan Companies issued and sold an additional $372.0 million of asset-backed notes for 96% of par. These notes are subordinate to the $2.2 billion of debt issued in April 2013. The Consumer Loan Companies were formed on March 19, 2013, for the purpose of making this investment, and commenced operations upon the completion of the investment. After a servicing transition period, Springleaf will be the servicer of the loans and will provide all servicing and advancing functions for the portfolio.

New Residential accounts for its investment in the Consumer Loan Companies pursuant to the equity method of accounting because it can exercise significant influence over the Consumer Loan Companies, but the requirements for consolidation are not met. New Residential’s share of earnings and losses in these equity method investees is included in “Earnings from investments in consumer loans, equity method investees” on the Consolidated Statements of Income. Equity method investments are included in “Investments in consumer loans, equity method investees” on the Consolidated Balance Sheets.

New Residential periodically reviews equity method investments for impairment in value whenever events or changes in circumstances indicate that the carrying amount of such investments may not be recoverable. New Residential will record an impairment charge to the extent that the estimated fair value of an investment is less than its carrying value and New Residential determines the impairment is other-than-temporary.

The following tables summarize the investment in the Consumer Loan Companies held by New Residential at September 30, 2013:

September 30, 2013
Consumer Loan Assets	$2,692,642
Other Assets	90,103
Debt (A)	(2,137,531)
Other Liabilities	(3,554)

Equity	$641,660

New Residential’s investment	$192,498

New Residential’s ownership	30.0%

(A)	Represents the Class A asset-backed notes with a face amount of $1.8 billion, an interest rate of 3.75% and a maturity of April 2021 and the Class B asset-backed notes with a face amount of $372.0 million, an interest rate of 4% and a maturity of December 2024. Substantially all of the net cash flow generated by the Consumer Loan Companies is required to be used to pay down the Class A notes. When the balance of the outstanding Class A notes is reduced to 50% of the outstanding UPB of the performing consumer loans, 70% of the net cash flow generated is required to be used to pay down the Class A notes and the equity holders of the Consumer Loan Companies and holders of the Class B notes will each be entitled to receive 15% of the net cash flow of the Consumer Loan Companies on a periodic basis.

Nine Months Ended September 30, 2013
Interest income	$325,822
Interest expense	(47,010)
Provision for finance receivable losses	(31,122)
Other expenses	(46,713)

Net income	$200,977

New Residential’s equity in net income	$60,293

The following is a summary of New Residential’s consumer loan investments made through equity method investees:

	September 30, 2013
	Unpaid Principal Balance	Interest in Consumer Loan Companies	Carrying Value (A)	Weighted Average Coupon (B)	Weighted Average Asset Yield	Weighted Average Expected Life (Years) (C)
Consumer Loans	$3,490,345	30.0%	$2,692,642	18.3%	15.5%	3.6

(A)	Represents the carrying value of the consumer loans held by the Consumer Loan Companies.
(B)	Substantially all of the cash flow received on the loans is required to be used to make payments on the notes described above.
(C)	Weighted Average Life represents the weighted average expected timing of the receipt of expected cash flows for this investment.

New Residential’s investments in consumer loans, equity method investees changed during the nine months ended September 30, 2013 as follows:

For the Nine Months Ended September 30, 2013
Balance at December 31, 2012	$—
Contributions to equity method investees	245,421
Distributions of earnings from equity method investees	(60,293)
Distributions of capital from equity method investees	(52,923)
Earnings from investments in consumer loan equity method investees	60,293

Balance at September 30, 2013	$192,498